Schedule of Property, Plant and Equipment (Details) (USD $)	12 Months Ended
Sep. 30, 2013
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Property, Plant And Equipment 1	$ 64,406
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Property, Plant And Equipment 2	71
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Property, Plant And Equipment 3	64,477
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Property, Plant And Equipment 4	13,331
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Property, Plant And Equipment 5	24
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Property, Plant And Equipment 6	13,355
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Property, Plant And Equipment 7	(23,162)
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Property, Plant And Equipment 8	0
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Property, Plant And Equipment 9	(23,162)
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Property, Plant And Equipment 10	(177)
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Property, Plant And Equipment 11	(28)
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Property, Plant And Equipment 12	(205)
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Property, Plant And Equipment 13	54,398
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Property, Plant And Equipment 14	67
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Property, Plant And Equipment 15	54,465
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Property, Plant And Equipment 16	2,487
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Property, Plant And Equipment 17	0
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Property, Plant And Equipment 18	2,487
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Property, Plant And Equipment 19	0
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Property, Plant And Equipment 20	(24)
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Property, Plant And Equipment 21	(24)
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Property, Plant And Equipment 22	(264)
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Property, Plant And Equipment 23	0
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Property, Plant And Equipment 24	(264)
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Property, Plant And Equipment 25	(25)
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Property, Plant And Equipment 26	(3)
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Property, Plant And Equipment 27	(28)
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Property, Plant And Equipment 28	56,596
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Property, Plant And Equipment 29	40
Property, Plant And Equipment (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Property, Plant And Equipment 30	$ 56,636